Supplemental Disclosure with Respect to Cash Flows - Supplementary Disclosure of Company's Non Cash Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Information With Respect To Cash Flows [Abstract]
Accounts payable related to property, plant and equipment	$ 29	$ 101
Accounts payable related to inventories	357	699
Accounts payable related to financings	78	73
RSUs and DSUs granted to settle accrued liabilities	2,110	1,268
Assets acquired under lease agreements	1,197	43
Interest paid	$ 3,194	$ 50